Material Cybersecurity Incident Disclosure	Mar. 01, 2025
Material Cybersecurity Incident [Line Items]
Material Cybersecurity Incident Nature [Text Block]	The Registrant is actively conducting a forensic analysis to determine the nature, scope and impact of the incident. At this time, no conclusive evidence has been identified, but the investigation remains ongoing.
Material Cybersecurity Incident Scope [Text Block]	The incident has temporarily impacted the Registrant’s operations, including shipping and receiving, some manufacturing processes, and various other back office functions, much of which are in the process of being restored. The Registrant has implemented temporary measures to maintain critical functions while systems are being restored.
Material Cybersecurity Incident Timing [Text Block]	On March 1, 2025, the Registrant experienced a system outage caused by a cybersecurity incident. Upon discovery, the Registrant activated its incident response team, comprised of internal personnel and external cybersecurity experts retained to assist in addressing the incident.
Material Cybersecurity Incident Material Impact or Reasonably Likely Material Impact [Text Block]	While the full scope of the impact is not yet known, the incident could have the potential to have a material impact on the Registrant’s financial condition and results of operations. The Registrant is continuing its forensic investigation and analysis to assess the potential impact.